Goodwill and intangible assets - Changes in the carrying amount of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill and intangible assets
Balance at the beginning of period	$ 605,834	$ 539,288
Purchase price adjustments	5,470	(37,922)
Change in Assets Held for Sale		(2,230)
Divestitures	(1,630)
Loss on Impairment	(92,627)	(3,181)
Acquisitions	111,780	111,451
Difference in exchange	(3,698)	(1,572)
Balance at the end of period	625,129	605,834
Domestic
Goodwill and intangible assets
Balance at the beginning of period	545,600	539,288
Purchase price adjustments	3,025	(37,922)
Change in Assets Held for Sale		(2,230)
Divestitures	(1,630)
Loss on Impairment	(92,627)	(3,181)
Acquisitions	98,835	49,645
Balance at the end of period	553,203	545,600
International
Goodwill and intangible assets
Balance at the beginning of period	60,234
Purchase price adjustments	2,445
Acquisitions	12,945	61,806
Difference in exchange	(3,698)	(1,572)
Balance at the end of period	$ 71,926	$ 60,234